BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.                            BUSINESS COMBINATIONS

For the Group’s business expansion, the Company completed the following business combinations in 2011:

Acquisition of Shuntong

On July 27, 2011, Chengxin Commercial, a VIE of the Company, acquired from two independent individuals 100% equity interest in Shuntong with total cash consideration of RMB43,000 (US$6,832). Shuntong has operated an FAW-Mazda automobile dealership located in Beijing a since 2009.

Acquisition of Ruitai

On July 4, 2011, Chengxin Commercial and Yuantongqiao Toyota, two VIEs of the Company, acquired 100% interests of Zhongbaotongda and Boruiyingjie, respectively, with cash consideration of RMB16,000 (US$2,542)in total.  Zhongbaotongda and Boruiyingjie each held a 30% equity interest in Ruitai, which has operated a Honda automobile dealership located in Tianjin since 2008. The remaining 40% equity interests of Ruitai are held by Tianjin Tianwu Automobile Development Co., Ltd. (“Tianwu”). Through Zhongbaotongda and Boruiyingji, the Group indirectly holds a 60% equity interest in Ruitai. Chengxin Commercial obtained effective control of Ruitai and therefore the Group has accounted for this acquisition as a business combination.

Acquisition of Huizhou FAW-VW

On September 1, 2011, Tuozhan I&C, a VIE of the Company, acquired from two independent individuals 100% equity interest in Huizhou FAW-VW with total cash consideration of RMB89,000 (US$14,141). Huizhou FAW-VW has operated an FAW-Volkswagen automobile dealership located in Huizhou, Guangzhou Province since 2001.

Acquisition of Yuchen

On October 21, 2011, Yuantongqiao Tokoya, a VIE of the Company, acquired from two independent individuals 50% equity interest in Yuchen, with total cash consideration of RMB28,500 (US$4,528). Yuchen has operated a Toyota automobile dealership located in Wenling, Zhejiang Province, since 2007.  Yuantongqiao obtained effective control of Ruitai and therefore the Group has accounted for this acquisition as a business combination.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of non-controlling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the non-controlling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets	30,000	25,600	49,200	31,800
Land use rights	—	—	13,500	—
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)
Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Non-controlling interest	—	(9,262)	—	(20,273)
Net assets acquired	43,000	16,000	89,000	28,500

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent third party valuation firm.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful life to those intangible assets: customer relationships of RMB31,200 (US$4,957) with a 10-year useful life and dealership agreements of RMB105,400 (US$16,746) with an indefinite useful life.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisitions. As of December 31, 2011, there was no impairment included in the amount of goodwill resulting from these acquisitions.

The Group recognized RMB400 (US$64) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income (loss) of the acquired businesses included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue		Net income/(loss)
	RMB	US$	RMB	US$

Shuntong	82,914	13,174	(697)	(111)
Ruitai	119,179	18,936	(763)	(121)
Huizhou FAW-VW	50,855	8,080	1,162	185
Yuchen	37,655	5,983	(1,020)	(162)

	290,603	46,173	(1,318)	(209)

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisitions had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Unaudited pro forma consolidated statements of comprehensive income:

	For the years ended December 31,
	2010	2011
	RMB	RMB	US$

Revenue	4,010,309	3,474,470	552,038
Net income attributable to the Group	149,587	67,191	10,676

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of the acquirees to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2010.